Intangible assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 700,000
Internally developed software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year	1 year	1 year
Internally developed software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years	3 years
Software and licenses
Disclosure of detailed information about intangible assets [line items]
Acquisition of subsidiary (MOMA)	€ 2,120
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Acquisition of subsidiary (MOMA)	€ 6,560
Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	16 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	17 years